Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,820	$ 10,720	$ 8,350
Restructuring liabilities	$ 4,700	$ 1,700